Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,857.6
Ending balance		1,944.0	$ 1,857.6
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,931.7	10,528.7
Capital expenditures		292.5	314.8
Property acquisitions		0.6	4.6
Change in decommissioning liability	[1]	(1.0)	83.6
Ending balance		11,223.8	10,931.7
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,079.4)	(9,194.6)
Depletion and depreciation		204.9	170.4
Impairments		2.7	36.4
Impairment reversal			(322.0)
Ending balance		(9,287.0)	(9,079.4)
Oil and gas assets/Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,852.3
Ending balance		1,936.8	1,852.3
Oil and gas assets/Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,754.3	10,352.2
Capital expenditures		290.7	313.9
Property acquisitions		0.6	4.6
Change in decommissioning liability	[1]	(1.0)	83.6
Ending balance		11,044.6	10,754.3
Oil and gas assets/Facilities [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(8,902.8)	(9,018.1)
Depletion and depreciation		204.8	170.3
Impairments		2.7	36.4
Impairment reversal			(322.0)
Ending balance		(9,110.3)	(8,902.8)
Corporate assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		177.4	176.5
Capital expenditures		1.8	0.9
Ending balance		179.2	177.4
Corporate assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(176.6)	(176.5)
Depletion and depreciation		0.1	0.1
Ending balance		$ (176.7)	$ (176.6)

[1]	Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 7.